Canterbury Portfolio Thermostat Fund
Schedule of Investments
January 31, 2025 (Unaudited)
COMMON STOCKS — 36.73% Shares Fair Value
Communications — 4.27%
T-Mobile US, Inc. 1,450 $ 337,807
Consumer Discretionary — 3.99%
Lowe's Companies, Inc. 1,215 315,949
Consumer Staples — 5.15%
Procter & Gamble Co. (The) 2,455 407,505
Financials — 8.82%
Blackstone Group L.P. (The), Class A 2,075 367,503
CME Group, Inc. 1,400 331,128
698,631
Industrials — 4.73%
Dover Corp. 1,840 374,771
Technology — 4.59%
International Business Machines Corp. 1,420 363,094
Utilities — 5.18%
Southern Co. (The) 4,885 410,096
Total Common Stocks (Cost $2,600,477) 2,907,853
EXCHANGE-TRADED FUNDS — 59.21%
Communication Services Select Sector SPDR® Fund 6,735 689,528
Energy Select Sector SPDR® ETF 5,590 489,908
Invesco DB Agriculture Fund 14,945 412,482
Invesco S&P 500® Equal Weight ETF 3,365 609,873
ProShares Short MSCI EAFE 23,845 382,235
ProShares Short MSCI Emerging Markets 15,697 415,638
SPDR® Gold MiniShares Trust 8,970 497,656
SPDR® S&P Aerospace & Defense ETF 3,275 574,632
Technology Select Sector SPDR® Fund 2,670 616,262
Total Exchange-Traded Funds (Cost $4,005,531) 4,688,214
MONEY MARKET FUNDS - 4.13%
Morgan Stanley Institutional Liquidity Government Portfolio - Institutional
Shares, 4.31%
(a)
326,908 326,908
Total Money Market Funds (Cost $326,908) 326,908
Total Investments — 100.07% (Cost $6,932,916) 7,922,975
Liabilities in Excess of Other Assets — (0.07)% (5,726)
NET ASSETS — 100.00% $ 7,917,249
(a) Rate disclosed is the seven day effective yield as of January 31, 2025.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt